Inventories - Schedule of Inventory (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Finished products and goods for resale	€ 21,440	€ 3,748
CO2 tickets	4,577	5,483
Total	€ 26,017	€ 9,231